DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Jul. 31, 2013	Sep. 06, 2013
Entity Registrant Name	MAYS J W INC
Entity Central Index Key	0000054187
Current Fiscal Year End Date	--07-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	mays
Entity Common Stock, Shares Outstanding		2,015,780
Document Type	10-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 9,180,627